Fund Summary
Franklin Flex Cap Growth Securities Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Franklin Flex Cap Growth Securities Fund Class 2
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.29%
Expenses (as a percentage of Assets)		1.19%
Fee Waiver or Reimbursement	[1]	(0.26%)
Net Expenses (as a percentage of Assets)		0.93%
[1]	Management has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses), until April 30, 2014. Management also has agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Flex Cap Growth Securities Fund Class 2	95	352	629	1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43.50% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation. The equity securities in which the Fund invests are predominantly common stock.

The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies. A significant to substantial portion of the Fund's investments may be in smaller and mid-size companies.

In evaluating sector (broad industry) weightings in the Fund's investment portfolio, the investment manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000® Growth Index. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology) and health care.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund has significant investments in one or a few sectors, such as technology, it bears more risk than a fund which always maintains broad sector diversification. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. The biotechnology and health technology industries are affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. The profitability of health care companies may be adversely affected by reductions in federal or state government funding or subsidies, changes in policies on health care reimbursements, regulatory approval for new drugs or medical instruments, and similar matters.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the Russell 1000® Growth Index shows how the Fund's performance compares to a group of securities in an additional leading growth securities index. The inclusion of the S&P 500® Index shows how the Fund's performance compares to a group of securities in an additional leading stock index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q1'12	16.21%
Worst Quarter:	Q4'08	-21.49%
As of March 31, 2013, the Fund's year-to-date return was 8.55%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Flex Cap Growth Securities Fund	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Growth Index	15.21%	3.15%	5.62%
Russell 1000® Growth Index	15.26%	3.12%	5.60%
S&P 500® Index	16.00%	1.66%	4.36%
Class 2	9.26%	0.78%	3.66%	Mar. 01, 2005

Franklin Global Real Estate Securities Fund
Investment Goal
High total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Global Real Estate Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.36%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Global Real Estate Securities Fund Class 2	138	431	745	1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S.; companies qualifying under U.S. federal tax law as REITs; and companies that derive at least half of their assets or revenues from the ownership, management, development or sale of residential or commercial real estate (such as real estate operating or service companies).  Under normal market conditions, the Fund will invest at least 40% of its net assets in foreign securities.

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector.

The Fund currently expects to be invested predominantly in equity securities, predominantly common stocks. Although the Fund generally does not hedge its foreign currency exposure, derivative instruments such as forward currency exchange contracts may be used from time-to-time to help manage currency risks and manage local currency exposure.

The investment manager seeks to limit price volatility by investing across markets and property types and seeks to provide a consistently high level of income. When selecting investments for the Fund’s portfolio, the investment manager applies a “bottom-up" stock selection process that incorporates macro-level views in the evaluation process. The investment manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities

By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including: local, regional, national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs

A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	26.64%
Worst Quarter:	Q4'08	-32.12%
As of March 31, 2013, the Fund's year-to-date return was 5.19%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Global Real Estate Securities Fund	1 Year	5 Years	10 Years
FTSE EPRA/NAREIT Developed Index	28.65%	1.07%	12.08%
Class 2	27.41%	(0.05%)	6.81%

Franklin Growth & Income Securities Fund
Investment Goal
Capital appreciation. Its secondary goal is current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Growth & Income Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Growth & Income Securities Fund Class 2	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.00% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stocks. The Fund may also invest up to 20% of its net assets in debt securities, including any combination of the following investments: corporate, agency and government bonds issued in the United States and other countries; notes and debentures (collectively with bonds referred to as debt securities). The Fund does not presently intend to invest in any below investment grade bonds that are not convertible bonds. The Fund generally invests predominantly in common stocks, and the remainder of its assets in other instruments such as convertible securities and debt securities. The Fund may invest up to 25% of its net assets in foreign securities, including developing or emerging markets.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s investment manager considers to be financially strong, with a focus on "blue chip" companies. The investment manager applies a "bottom-up" approach to investing in individual securities. The investment manager will assess the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value, and cash flow potential. The investment manager also considers a company's price/earnings ratio, profit margins, balance sheet and liquidation value. The Fund’s investment manager considers dividend yield in selecting stocks for the Fund because the investment manager believes that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital appreciation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Convertible Securities

Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Blend Style Investing

A “blend” strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. With respect to value stocks, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the Fund's investment manager or may decline even further.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall, when dividend income from investments in stocks decline, or when the Fund experiences defaults on debt securities it holds.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	17.10%
Worst Quarter:	Q4'08	-19.04%
As of March 31, 2013, the Fund's year-to-date return was 9.63%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Growth & Income Securities Fund	1 Year	5 Years	10 Years
S&P 500® Index	16.00%	1.66%	7.10%
Class 2	12.23%	1.94%	5.94%

Franklin High Income Securities Fund
Investment Goal
To earn a high level of current income. Its secondary goal is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin High Income Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.83%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin High Income Securities Fund Class 2	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.03% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in high yield, lower-rated debt securities. Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk. These securities include bonds, notes, debentures, convertible securities, and senior and subordinated debt securities.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes called "junk bonds." Investment grade debt securities are rated in one of the top four ratings categories by independent rating organizations such as Standard & Poor's (S&P®) and Moody's Investors Service (Moody's). The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody's or S&P (or deemed comparable by the Fund’s investment manager). The Fund may also invest in defaulted debt securities and securities issued by companies and governments in any foreign country, developed or developing. Foreign securities held by the Fund generally will be denominated in U.S. dollars and traded on U.S. markets.

The Fund's investment manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. As a "bottom-up" investor, the investment manager focuses primarily on individual securities. The investment manager also considers sectors when choosing investments and, from time to time, may have significant investments in certain sectors such as energy.

In selecting securities for the Fund’s investment portfolio, the investment manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The investment manager considers a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the Lipper VIP High Current Yield Funds Classification Average shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	16.45%
Worst Quarter:	Q4'08	-15.60%
As of March 31, 2013, the Fund's year-to-date return was 2.93%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin High Income Securities Fund	1 Year	5 Years	10 Years
Credit Suisse High Yield Index	14.71%	9.53%	10.25%
Lipper VIP High Current Yield Funds Classification Average	14.09%	7.89%	8.97%
Class 2	15.56%	8.39%	9.61%

Franklin Income Securities Fund
Investment Goal
To maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Income Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.72%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Income Securities Fund Class 2	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the investment manager's analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the investment manager believes are attractive. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as "junk bonds"), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Fund's investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the investment manager considers a variety of factors, including:

a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

the experience and strength of the company's management;

the company's changing financial condition and market recognition of the change;

the company's sensitivity to changes in interest rates and business conditions; and

the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Fund, the investment manager applies a "bottom-up," value oriented, long-term approach, focusing on the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The investment manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall, when dividend income from investments in stocks decline, or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the Barclays U.S. Aggregate Index shows how the Fund's performance compares to a group of securities in an additional leading bond index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	17.28%
Worst Quarter:	Q3'08	-14.85%
As of March 31, 2013, the Fund's year-to-date return was 5.11%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Income Securities Fund	1 Year	5 Years	10 Years
S&P 500® Index	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Index	4.21%	5.95%	5.18%
Class 2	12.65%	4.39%	8.77%

Franklin Large Cap Growth Securities Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Large Cap Growth Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.05%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Large Cap Growth Securities Fund Class 2	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.88% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large-capitalization (large-cap) companies. Large-cap companies are those with market capitalizations (share price times the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000® Index at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, mostly common stocks. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The investment manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager seeks companies that have identifiable drivers of future earnings growth and that present, in the investment manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	17.55%
Worst Quarter:	Q4'08	-20.03%
As of March 31, 2013, the Fund's year-to-date return was 9.26%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Large Cap Growth Securities Fund	1 Year	5 Years	10 Years
S&P 500® Index	16.00%	1.66%	7.10%
Class 2	12.37%	0.96%	5.52%

Franklin Large Cap Value Securities Fund
Investment Goal
Long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Franklin Large Cap Value Securities Fund Class 2
Management Fees (as a percentage of Assets)		0.76%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.42%
Acquired Fund Fees and Expenses	[1]	0.01%
Expenses (as a percentage of Assets)		1.44%
Fee Waiver or Reimbursement	[2]	(0.53%)
Net Expenses (as a percentage of Assets)	[1]	0.91%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Management has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.65% (other than certain non-routine expenses), until April 30, 2014. Management also has agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Large Cap Value Securities Fund Class 2	93	403	737	1,679

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.50% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large-capitalization (large-cap) companies. Large-cap companies are those with market capitalizations (share price times the number of common stock shares outstanding) that are similar in size to those in the Russell 1000® Index at the time of purchase. The Fund may invest up to 20% of its net assets in small and mid-capitalization companies.

The Fund generally invests in equity securities that the Fund’s investment manager believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the investment manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The types of companies the Fund may invest in include those that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.

The Fund, from time to time, may have significant investments in particular sectors.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	17.62%
Worst Quarter:	Q4'08	-20.88%
As of March 31, 2013, the Fund's year-to-date return was 11.38%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Large Cap Value Securities Fund	1 Year	5 Years	Since Inception	Inception Date
Russell 1000® Value Index	17.51%	0.59%	3.67%
Class 2	14.44%	0.36%	2.68%	Mar. 01, 2005

Franklin Rising Dividends Securities Fund
Investment Goal
Long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Rising Dividends Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Rising Dividends Securities Fund Class 2	90	281	488	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, mostly common stocks. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years.

Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

increased dividends substantially (at least 100%) over the last 10 years;

reinvested earnings, paying out less than 65% of current earnings in dividends;

either long-term debt that is no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and

attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor's® 500 Stock Index.

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. The Fund may invest in companies of any size, across the entire market spectrum and may, from time to time, invest a substantial portion of its assets in the securities of smaller and midsize companies. Although the investment manager searches for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The investment manager is a research driven, fundamental investor. As a "bottom-up" investor focusing primarily on individual securities, the investment manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Dividend-Oriented Companies

Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and less available income for the portfolio.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	14.19%
Worst Quarter:	Q4'08	-15.62%
As of March 31, 2013, the Fund's year-to-date return was 11.55%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Rising Dividends Securities Fund	1 Year	5 Years	10 Years
S&P 500® Index	16.00%	1.66%	7.10%
Class 2	11.96%	4.14%	7.16%

Franklin Small Cap Value Securities Fund
Investment Goal
Long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Small Cap Value Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Small Cap Value Securities Fund Class 2	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.84% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities that the Fund’s investment manager believes are undervalued and have the potential for capital appreciation. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the investment manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price.

The types of companies the Fund may invest in include those that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund, from time to time, may have significant investments in particular sectors.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Smaller Companies

Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	24.33%
Worst Quarter:	Q4'08	-27.34%
As of March 31, 2013, the Fund's year-to-date return was 10.20%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Small Cap Value Securities Fund	1 Year	5 Years	10 Years
Russell 2500™ Value Index	19.21%	4.54%	10.20%
Class 2	18.39%	4.80%	9.88%

Franklin Small-Mid Cap Growth Securities Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Small-Mid Cap Growth Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.05%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Small-Mid Cap Growth Securities Fund Class 2	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies. For this Fund, small-cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid-cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, primarily in common stock.

The Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology, technology services and electronic technology) and industrials.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the S&P 500® Index shows how the Fund's performance compares to a group of securities in an additional leading stock index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	19.22%
Worst Quarter:	Q4'08	-27.15%
As of March 31, 2013, the Fund's year-to-date return was 11.45%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Small-Mid Cap Growth Securities Fund	1 Year	5 Years	10 Years
S&P 500® Index	16.00%	1.66%	7.10%
Russell Midcap® Growth Index	15.81%	3.23%	10.32%
Class 2	10.85%	2.14%	7.98%

Franklin Strategic Income Securities Fund
Investment Goal
High level of current income. A secondary goal is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Franklin Strategic Income Securities Fund Class 2
Management Fees (as a percentage of Assets)		0.35%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.24%
Acquired Fund Fees and Expenses	[1]	0.01%
Expenses (as a percentage of Assets)		0.85%
Fee Waiver or Reimbursement	[2]	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.84%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Strategic Income Securities Fund Class 2	86	270	470	1,048

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49.98% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests its assets primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, loans, bank loans (and loan participations), mortgage-backed securities and other asset-backed securities, convertible securities and government and municipal securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a considerable amount of its assets invested in any one class.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as "junk bonds"). The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's or CCC by S&P® or are unrated securities the Fund's investment manager determines are of comparable quality.

The Fund may also invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.

To pursue its investment goals, the Fund regularly enters into currency-related transactions involving derivative instruments, including currency and cross-currency forwards and currency and currency index futures contracts. The Fund may also enter into interest rate and credit-related transactions involving derivative instruments including bond and interest rate futures contracts and interest rate and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to select currencies, interest rates, durations or credit risks. These derivatives may be used to enhance Fund returns, obtain exposure to various market sectors or for hedging purposes.

The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The investment manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans and are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Variable Rate Securities

Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. If the changes in market rates are substantial, the interest rate on a variable rate security may not reset during a single adjustment period. Lifetime limits on resets may also prevent their rates from adjusting to market rates.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Extension Risk

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the Lipper Multi-Sector Income Funds Classification Average shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	9.65%
Worst Quarter:	Q4'08	-5.96%
As of March 31, 2013, the Fund's year-to-date return was 1.64%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Strategic Income Securities Fund	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Index	4.21%	5.95%	5.18%
Lipper Multi-Sector Income Funds Classification Average	11.21%	7.02%	7.39%
Class 2	12.75%	7.44%	8.18%

Franklin Templeton VIP Founding Funds Allocation Fund
Investment Goal
Capital appreciation. Its secondary goal is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Franklin Templeton VIP Founding Funds Allocation Fund Class 2
Management Fees (as a percentage of Assets)		none
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.11%
Acquired Fund Fees and Expenses	[1]	0.65%
Expenses (as a percentage of Assets)		1.01%
Fee Waiver or Reimbursement	[2]	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	1.00%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Management has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.10% (other than certain non-routine expenses), until April 30, 2014. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Templeton VIP Founding Funds Allocation Fund Class 2	102	321	557	1,235

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in a combination of Class 1 shares of the Franklin Income Securities Fund (33 1/3%), Mutual Shares Securities Fund (33 1/3%) and Templeton Growth Securities Fund (33 1/3%) (underlying funds). The Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The administrator rebalances the Fund’s investments in the underlying funds periodically and may recommend to the Fund’s board of trustees additional or different underlying funds for investment (without the approval of shareholders). These underlying funds, in turn, invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities, each following a value oriented approach.

Franklin Income Securities Fund
The fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The fund may shift its investments from one asset class to another based on the investment manager's analysis of the best opportunities in a given market. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the investment manager believes are attractive. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries and may from time to time have significant investments in particular sectors. The fund may invest up to 100% of its assets in debt securities that are rated below investment grade (sometimes called "junk bonds"). The fund may also invest up to 25% of its assets in foreign securities.

Mutual Shares Securities Fund
The fund's principal investment goal is capital appreciation and its secondary goal is income. Under normal market conditions, the fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The fund invests primarily in undervalued securities and, to a lesser extent, in merger arbitrage securities and the debt and equity of distressed companies. The fund generally invests the equity portion of its portfolio primarily to predominantly in companies with market capitalization values greater than $5 billion, with a portion or significant amount of its assets in smaller companies. The fund may invest a significant portion of its assets in foreign investments. The fund may also use certain derivative instruments to hedge against currency or market risks.

Templeton Growth Securities Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in the equity securities of companies located anywhere in the world, including those in emerging markets. It may from time to time have significant investments in particular countries or in particular sectors.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Management

The underlying funds are subject to management risk because they are each an actively managed investment portfolio. Each underlying funds' investment manager will apply investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the MSCI World Index shows how the Fund's performance compares to a group of securities in an additional leading equity index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	17.62%
Worst Quarter:	Q4'08	-18.21%
As of March 31, 2013, the Fund's year-to-date return was 6.93%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Templeton VIP Founding Funds Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
S&P 500® Index	16.00%	1.66%	1.26%
MSCI World Index	16.54%	(0.60%)	(0.53%)
Class 2	15.33%	0.90%	(0.48%)	Jul. 02, 2007

Franklin U.S. Government Fund
Investment Goal
Income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin U.S. Government Fund Class 2
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin U.S. Government Fund Class 2	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.89% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund invests primarily to predominantly in fixed income and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes). Ginnie Maes represent an ownership interest in mortgage loans pooled together for sale to investors to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, Ginnie Maes provide investors with monthly payments of interest and principal as well as any unscheduled prepayments on the underlying mortgage loans.

Ginnie Maes carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. The full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund may also invest in mortgage-backed and other securities issued or guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued or guaranteed by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

The Fund may invest in U.S. Treasury STRIPS, bills, bonds and notes.

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely prepayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

The Fund may also invest in other U.S. government securities, which may or may not be backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Mortgage-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Ginnie Maes

Ginnie Maes differ from conventional corporate debt securities because principal is paid back monthly over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. Because of repayments, Ginnie Maes may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than some other debt securities to a decline in market value when interest rates rise.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the Lipper VIP General US Government Funds Classification Average shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q4'08	4.42%
Worst Quarter:	Q2'04	-1.40%
As of March 31, 2013, the Fund's year-to-date return was -0.23%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin U.S. Government Fund	1 Year	5 Years	10 Years
Barclays U.S. Government Index: Intermediate Component	1.73%	4.51%	4.10%
Lipper VIP General US Government Funds Classification Average	2.80%	5.53%	4.53%
Class 2	1.89%	4.69%	4.21%

Mutual Global Discovery Securities Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mutual Global Discovery Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.24%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mutual Global Discovery Securities Fund Class 2	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large-cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund expects to invest substantially and potentially up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Merger Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the S&P 500® Index shows how the Fund's performance compares to a group of securities in an additional leading equity index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	14.48%
Worst Quarter:	Q3'11	-15.71%
As of March 31, 2013, the Fund's year-to-date return was 8.72%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Mutual Global Discovery Securities Fund	1 Year	5 Years	10 Years
S&P 500® Index	16.00%	1.66%	7.10%
MSCI World Index	16.54%	(0.60%)	8.08%
Class 2	13.36%	1.67%	10.21%

Mutual International Securities Fund
Investment Goal
Capital appreciation, which may occasionally be short term. The secondary goal is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mutual International Securities Fund Class 2
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		5.11%
Expenses (as a percentage of Assets)		6.16%
Fee Waiver or Reimbursement	[1]	(4.96%)
Net Expenses (as a percentage of Assets)		1.20%
[1]	Management has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.95% (other than certain non-routine expenses), until April 30, 2014. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mutual International Securities Fund Class 2	122	1,386	2,621	5,585

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43.70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of non-U.S. issuers. The investment manager focuses the Fund’s investments on securities believed to be available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued equity securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund primarily invests are common stocks. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund invests primarily in securities of Asian and European companies that the investment manager believes are undervalued.

The Fund normally invests in securities from at least five different countries, although, from time to time, it may invest all of its assets in a single country. The Fund also may invest up to 20% of its total assets in securities of U.S. issuers, and securities of issuers from the Middle East and the remaining regions of the world, including emerging markets.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Region Focus

Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Merger Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q1'12	12.53%
Worst Quarter:	Q3'11	-19.54%
As of March 31, 2013, the Fund's year-to-date return was 3.89%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Mutual International Securities Fund	1 Year	Since Inception	Inception Date
MSCI EAFE Index Net Return (Local currency)	17.31%	7.20%
Class 2	17.38%	11.68%	Jun. 15, 2009

Mutual Shares Securities Fund
Investment Goal
Capital appreciation. Its secondary goal is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mutual Shares Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.96%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mutual Shares Securities Fund Class 2	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.07% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund may invest a significant portion of its assets (up to 35%) in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund generally invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Merger Arbitrage Securities and Distressed Companies

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	16.20%
Worst Quarter:	Q4'08	-21.10%
As of March 31, 2013, the Fund's year-to-date return was 9.99%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Mutual Shares Securities Fund	1 Year	5 Years	10 Years
S&P 500® Index	16.00%	1.66%	7.10%
Class 2	14.24%	(0.07%)	6.64%

Templeton Developing Markets Securities Fund
Investment Goal
Long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Templeton Developing Markets Securities Fund Class 2
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.60%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Templeton Developing Markets Securities Fund Class 2	163	505	871	1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments. Emerging market or "developing market" countries include those considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3% of the MSCl World Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The Fund invests primarily in equity securities of developing market companies, principally common and preferred stock and American, Global and European Depositary Receipts.

The Fund's investments in equity securities may include investments in the securities of companies of any capitalization, including smaller and mid-size companies. The Fund, from time to time, may have significant investments in one or more countries or in particular industries or sectors, based on economic conditions. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the S&P/IFCI Composite Index shows how the Fund's performance compares to a group of securities in an additional leading emerging markets index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	31.88%
Worst Quarter:	Q4'08	-28.86%
As of March 31, 2013, the Fund's year-to-date return was 1.05%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Templeton Developing Markets Securities Fund	1 Year	5 Years	10 Years
MSCI Emerging Markets Index	18.63%	(0.61%)	16.88%
S&P/IFCI Composite Index	18.89%	(0.56%)	17.50%
Class 2	13.16%	(1.78%)	13.87%

Templeton Foreign Securities Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Templeton Foreign Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Templeton Foreign Securities Fund Class 2	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily to predominantly in common stock. While there are no set percentage targets, the Fund invests predominantly in large to medium capitalization companies and may invest a portion in smaller companies. The Fund also invests in American, European and Global Depositary Receipts. Although the investment manager will search for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	22.85%
Worst Quarter:	Q4'08	-19.82%
As of March 31, 2013, the Fund's year-to-date return was 0.70%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Templeton Foreign Securities Fund	1 Year	5 Years	10 Years
MSCI EAFE Index	17.90%	(3.21%)	8.70%
Class 2	18.23%	(1.32%)	8.52%

Templeton Global Bond Securities Fund
Investment Goal
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Templeton Global Bond Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Templeton Global Bond Securities Fund Class 2	82	255	444	990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43.26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds issued by governments and government agencies located around the world. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities, and may invest without limit in emerging or developing markets.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager to be of comparable quality. The Fund may invest up to 25% of its total assets in debt securities that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including swap agreements (which may include interest rate and credit default swaps).

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the Citigroup World Government Bond Index (WGBI) shows how the Fund's performance compares to a group of securities in an additional leading government bond index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q4'04	10.22%
Worst Quarter:	Q3'11	-7.52%
As of March 31, 2013, the Fund's year-to-date return was 1.49%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Templeton Global Bond Securities Fund	1 Year	5 Years	10 Years
J.P. Morgan Government Bond Index - Global	1.30%	5.70%	6.20%
Citigroup World Government Bond Index (WGBI)	1.65%	5.27%	6.04%
Class 2	15.07%	10.47%	10.86%

Templeton Growth Securities Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Templeton Growth Securities Fund Class 2
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Templeton Growth Securities Fund Class 2	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.73% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the MSCI All Country World Index shows how the Fund's performance compares to a group of securities in an additional leading equity index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	20.77%
Worst Quarter:	Q4'08	-21.61%
As of March 31, 2013, the Fund's year-to-date return was 6.10%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Templeton Growth Securities Fund	1 Year	5 Years	10 Years
MSCI World Index	16.54%	(0.60%)	8.08%
MSCI All Country World Index	16.80%	(0.61%)	8.66%
Class 2	21.07%	(1.77%)	6.65%